OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

December 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Multi-State Municipal Trust (the “Registrant”)
Reg. No. 33-30198; File No. 811-5867

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of the Registrant with respect to its series: Oppenheimer Rochester Pennsylvania Municipal Fund, Oppenheimer Rochester New Jersey Municipal Fund, and Oppenheimer Rochester High Yield Municipal Fund, I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 23, 2016.

Sincerely,

/s/ Taylor V. Edwards
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Taylor V. Edwards
Vice President & Senior Counsel
212-323-0310
tedwards@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
Gloria LaFond